Financial risk management objectives and policies - Schedule of Unrealized Losses in Fair Value of Cash Flow Hedges in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, net of tax	$ (0.5)	$ 0.4	$ 8.7
Foreign exchange risk | Operating hedge program | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, net of tax	1.3	(3.7)	(4.5)
Tax expense (recovery)	$ 0.1	$ 0.9	$ (0.1)